EFMT DEPOSITOR LLC abs-15g

Exhibit 99.11 - Schedule 4

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2124297	XXXXXX	D	B	A	A	A	A	D	B	Closed	XXXXXX	XXXXXX	XXXXXX	Acknowledged	2 - Non-Material	D	B	Property	Property	Flip or Rapid Resale of Property	Acknowledged-Investor acknowledged and accepted recent transfers. Loan file documents comp factors to include reserves and low LTV. - Due Diligence Vendor-XX/XX/XXXX
Returned-Document Uploaded. Please see attached attestation. - Buyer-XX/XX/XXXX
Returned-Sorry, to clarify I misspoke on the C/O piece. However, this LOE is all to document the sale value to determine if a 2nd appraisal is needed.… gift would not have a value. Can you please further clarify the counter commentary.
 - Buyer-XX/XX/XXXX
Returned-I'm a little confused by the counter comments. This is a C/O refinance, this LOE is all to document the sale value to determine if a 2nd appraisal is needed.… gift would not have a value. - Buyer-XX/XX/XXXX
Counter-Documentation reviewed; identified as a gift which is not reflected as acceptable per guidelines. Documentation of a legal inheritance or an approved exception allowing the gift would be required. - Due Diligence Vendor-XX/XX/XXXX
Returned-Document Uploaded. This was explained & documented on page XXX of the file provided to you.
 - Buyer-XX/XX/XXXX
Open-Document Uploaded. This was explained & documented on page XX/XX/XXXX of the file provided to you. - Buyer-XX/XX/XXXX
																							Open-The subject property was transferred to the property seller on XX/XX/XXXX by Quit Claim deed. A prior Quit Claim deed was dated XX/XX/XXXXThe subject Note date is XX/XX/XXXX Program guideline defines a flip as a re-sale within 365 days of acquisition by the seller with acquisition date being the day the seller became the legal owner of the property. Although a Quit Claim deed suggests that the property was transferred with no consideration, this was not documented or addressed in the file. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-Investor acknowledged and accepted recent transfers. Loan file documents comp factors to include reserves and low LTV. - Due Diligence Vendor-XX/XX/XXXX	Months Reserves exceed minimum required -XX months Reserves exceeds the minimumX months required by XX months		Condition #8.pdf Attestation.pdf	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	XXXXXX	XX	XXXX	XXXX	NA	XX	No	XXXXXX
2124292	XXXXXX	D	B	D	B	A	A	A	A	Closed	XXXXXX	XXXXXX	XXXXXX	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Missing VOM or VOR	Acknowledged- - Due Diligence Vendor-XX/XX/XXXX
Waived- - Due Diligence Vendor-XX/XX/XXXX
																							Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Per guidelines, housing payment history must be documented with 12 months proof of payment via cancelled checks, bank debits or institutional VOM. Credit report cannot be used to evidence the housing payment history. The mortgage history was only documented with the credit report. A lender's exception was located in file. - Due Diligence Vendor-XX/XX/XXXX			Months Reserves exceed minimum required -XX months Reserves exceeds the minimum X months for subject property and X months for additional property required by X months	Lender documented exceptions:XXXXX mortgage history and reserves >X months than requirement.		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXXX	XX	XXXX	XXXX	NA	XX	No	XXXXXX
2124282	XXXXXX	D	A	D	A	A	A	A	A	Closed	XXXXXX	XXXXXX	XXXXXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved- - Due Diligence Vendor-XX/XX/XXXX
Waived-Per email dated XX/XX/XXXX, title policy is not required. - Due Diligence Vendor-XX/XX/XXXX
Open-Prelim Title Document (all 10 pages) were included in the upload and are in your file pages 606-615

As this a newly originated loan, the Final Title Policy has not been issued and is considered a trailing document. - Buyer-XX/XX/XXXX
																							Open-Final Title Policy was not provided. - Due Diligence Vendor-XX/XX/XXXX		Waived-Per email dated XX/XX/XXXX, title policy is not required. - Due Diligence Vendor-XX/XX/XXXX				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXXX	XX	XXXX	XXXX	NA	XX	N/A	XXXXXX
2124282	XXXXXX	D	A	D	A	A	A	A	A	Closed	XXXXXX	XXXXXX	XXXXXX	Resolved	1 - Information	C	A	Credit	Eligibility	Years on the job does not meet guideline requirements - Borrower 1	Resolved-SOS site confirms borrowers previous corporation with an incorporation date of XX/XX/XXXX dissolvedXX/XX/XXXX. Exact same line of work. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review- - Due Diligence Vendor-XX/XX/XXXX
Open-In addition to the XXXX finding and XXXXX commented in the finding, there are XXXX forms for both borrowers indicating that the company wasXXXX inXXXX, and there are customer reviews from their website that the customer has been visiting them for XX years (going back to when the business was in a different location). - Buyer-XX/XX/XXXX
																							Open-Years on the job does not meet guideline requirements - Borrower 1 Validation of a minimum of XXX years existence of the business is required by program guidelines. The Borrower and Co-Borrower have ownership in the same business. TheXXXX business filing reflects the XXX organization date as XX/XX/XXXX which conflicts with the tax preparer letter stating business existence of over X years with no formation date given. This discrepancy was not addressed. - Due Diligence Vendor-XX/XX/XXXX		Resolved-XXX site confirms borrowers previous corporation with an incorporation date of XX/XX/XXXX dissolvedXX/XX/XXXX. Exact same line of work. - Due Diligence Vendor-XX/XX/XXXX				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXXX	XX	XXXX	XXXX	NA	XX	N/A	XXXXXX
2124278			XXXXXX	A	A	A	A	A	A	A	A		XXXXXX	XXXXXX	XXXXXX			A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXXX	XX	XXXX	XXXX	NA	XX		XXXXXX
2124295			XXXXXX	A	A	A	A	A	A	A	A		XXXXXX	XXXXXX	XXXXXX			A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXXX	XX	XXXX	XXXX	NA	XX		XXXXXX
2124289	XXXXXX	D	B	D	B	A	A	A	A	Closed	XXXXXX	XXXXXX	XXXXXX	Acknowledged	2 - Non-Material	D	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Acknowledged-Document provided to show an approved exception. Compensating factors noted by the lender: FICO XX points above minimum, residual income XXXX above minimum and time at employment > XXX. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. See attached approved exception. - Buyer-XX/XX/XXXX
Open-Housing History Does Not Meet Guideline Requirements Mortgage history with XXXXX was not documented with an institutional verification of mortgage or bank debits evidencing a satisfactory payment history. - Due Diligence Vendor-XX/XX/XXXX	Acknowledged-Document provided to show an approved exception. Compensating factors noted by the lender: FICO XX points above minimum, residual income $XXXX above minimum and time at employment > Xyears. - Due Diligence Vendor-XX/XX/XXXX
																												XXXX - Exception Approval.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXXX	XX	XXXX	XXXX	NA	XX	No	XXXXXX
2124286	XXXXXX	D	A	D	A	A	A	A	A	Closed	XXXXXX	XXXXXX	XXXXXX	Resolved	1 - Information	D	A	Credit	Income/Employment	Potential Employment/income Issues identified in the file	Resolved-Borrower provided LOE, bus narrative and hud1 sourcing large deposit. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. We disagree with the finding. This is part of the XXXX narrative that the borrower XXXX XXXX XXXX . - Buyer-XX/XX/XXXX
																							Open-The Borrower was qualified with income from his XXXX, XXXX, using X months XXX statements. Per the guidelines, large deposits exceeding XX% of the qualifying income must be explained via LOE and must be consistent with the XXX profile. The bank statement history reflects income solely from XX for the past XX months. The Borrower received a payment of $XXXX on XX/XX/XXXX. The deposit was not consistent with the XXXX profile or with prior deposits documented. The letter of explanation indicates this deposit was from XXXXXX, a XXXX by the Borrower’s XXXX. The payment was for XXXX as an XXXX and was a XXXX. If the deposit is excluded from the income calculation, monthly income would be reduced from $XXXX to $XXXX and would increase the DTI to XX%. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Borrower provided LOE, bus narrative and hud1 sourcing large deposit. - Due Diligence Vendor-XX/XX/XXXX			Business Narrative.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXXX	XX	XXXX	XXXX	NA	XX	N/A	XXXXXX
2124285	XXXXXX	D	A	D	A	A	A	A	A	Closed	XXXXXX	XXXXXX	XXXXXX	Resolved	1 - Information	D	A	Credit	Borrower	Potential Occupancy/Current Address Issues identified in the file	Resolved-borrower prior to purchase living XXXX with family LOE in file. - Due Diligence Vendor-XX/XX/XXXX
																							Open-The subject transaction is an owner occupied purchase for XX as the sole Borrower. The original purchase contract for the subject property was executed solely by XXXX on XX/XX/XXXX. The Borrower was added to the contract on XX/XX/XXXX. XXXX took title to the property as a XXXX with a XX% undivided interest. The original contract with XXXX as the sole buyer indicated the property would be owner occupied. The HOI policy in file is with both individuals, mailed to XXXX. The Borrower’s intent to occupy the subject property with the original purchaser was not further explained in the file. A search in public records reflects other individuals at the subject and not the Borrower. The Borrower was located at the business address as shown on the XXX It is noted, the Borrower’s business bank statement reflects a deposit of $XXXXX on XX/XX/XXXX. The deposit was excluded from income and assets as unsourced. - Due Diligence Vendor-XX/XX/XXXX		Resolved-borrower prior to purchase living XX with XX LOE in file. - Due Diligence Vendor-XX/XX/XXXX			XXXXXXXXXX XXXXXXXXXX XXXXXXXXXX XXXXXXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXXX	XX	XXXX	XXXX	NA	XX	N/A	XXXXXX
2124285	XXXXXX	D	A	D	A	A	A	A	A	Closed	XXXXXX	XXXXXX	XXXXXX	Resolved	1 - Information	C	A	Credit	Title	Title reports unpaid liens	Resolved-Information provided and accepted - Due Diligence Vendor-XX/XX/XXXX
Returned-Document Uploaded. Please refer to the SUPPLEMENTAL REPORT that was delivered within the file. This confirms that item X within the Prelim Title Commitment and the issue being cited, was released and not being listed on Final Title. This is sufficient to address the issue. - Buyer-XX/XX/XXXX
																							Open-Title reports unpaid liens of $XXXX Title commitment reflects an open mechanic's or materialman's lien of $XXXX recorded XX/XX/XXXX. The seller's CD did not reflect the lien was paid. A release of lien was not located in the file. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Information provided and accepted - Due Diligence Vendor-XX/XX/XXXX			XXXXXXX Supplimental Report.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXXX	XX	XXXX	XXXX	NA	XX	N/A	XXXXXX
2124291	XXXXXX	D	A	A	A	D	A	A	A	Closed	XXXXXX	XXXXXX	XXXXXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Intent to Proceed	Resolved-Intent to Proceed provided, finding resolved. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded.  - Buyer-XX/XX/XXXX
Ready for Review-Per the Disclosure Tracking Summary in file, the Intent to Proceed was provided on XX/XX/XXXX. There is no regulatory requirement that this notice be in writing. This date is documented in file via the Disclosure Tracking details & Mavent compliance certificate. - Buyer-XX/XX/XXXX
																							Open-Missing Intent to Proceed in file. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Intent to Proceed provided, finding resolved. - Due Diligence Vendor-XX/XX/XXXX			XX XXXXXXX Acknowledgement of Intent of Proceed (.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXXX	XX	XXXX	XXXX	NA	XX	N/A	XXXXXX
2124302			XXXXXX	A	A	A	A	A	A	A	A		XXXXXX	XXXXXX	XXXXXX			A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXXX	XX	XXXX	XXXX	NA	XX		XXXXXX
2124294	XXXXXX	D	A	D	A	A	A	D	A	Closed	XXXXXX	XXXXXX	XXXXXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved- - Due Diligence Vendor-XX/XX/XXXX
Waived-Per email dated XX/XX/XXXX, title policy is not required. - Due Diligence Vendor-XX/XX/XXXX
																							Open-Title Policy was not located in the file as required by program guidelines. - Due Diligence Vendor-XX/XX/XXXX		Waived-Per email datedXX/XX/XXXX, title policy is not required. - Due Diligence Vendor-XX/XX/XXXX				ATR/QM: Exempt	ATR/QM: Exempt	XXXXXX	XX	XXXX	XXXX	NA	XX	N/A	XXXXXX
2124294	XXXXXX	D	A	D	A	A	A	D	A	Closed	XXXXXX	XXXXXX	XXXXXX	Resolved	1 - Information	D	A	Credit	Borrower	Citizenship Does Not Meet Guideline Requirements	Resolved-Per guidelines, XXX is acceptable and a X is not required. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX
Returned-We disagree with the finding. This scenario does not require the documents being requested. The borrower shows an XX code on her XX. The X code signifies that they are an approved XXXX XXr. This category is for individuals who have filed Form X as a victim of battery or extreme cruelty by a U.S. citizen or permanent resident spouse/parent, and whose petition has been approved. It proves they are allowed to work legally in the United States. X does not require a valid visa or passport. The XXXX understands that people in this category may not have access to their XXXXbecause: 1) The abuser may be holding the passport hostage, or 2) It may be unsafe for the victim to contact their home country's embassy to renew a passport. - Buyer-XX/XX/XXXX
																							Open-The Borrower disclosed XXXX. The file contains an XXXX. The file did not contain a X and X as required by program guidelines. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Per guidelines, XXX is acceptable and a XXXX is not required. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX				ATR/QM: Exempt	ATR/QM: Exempt	XXXXXX	XX	XXXX	XXXX	NA	XX	N/A	XXXXXX
2124294	XXXXXX	D	A	D	A	A	A	D	A	Closed	XXXXXX	XXXXXX	XXXXXX	Resolved	1 - Information	D	A	Property	Missing Doc	3rd Party Valuation Product is Required and Missing	Resolved-Document provided to show acceptable CU score. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX
Returned-Document Uploaded. The file delivered contained the CU information, also confirming the SSR Document ID and Successful status. - Buyer-XX/XX/XXXX
																							Open-3rd Party Valuation Product is Required and Missing. CU score was not provided. - Due Diligence VendorXX/XX/XXXX		Resolved-Document provided to show acceptable CU score. Condition cleared. - Due Diligence Vendor-XX/XX/XXXX			XX _ XX _ Property Report _ XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXXX	XX	XXXX	XXXX	NA	XX	N/A	XXXXXX
2124288	XXXXXX	D	B	D	B	A	A	A	A	Closed	XXXXXX	XXXXXX	XXXXXX	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Missing VOM or VOR	Acknowledged- - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-The borrower does not have any active financing/mortgages, therefore a VOR/VOM is not required. - Buyer-XX/XX/XXXX
																							Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Per guidelines, housing payment history must be evidenced by 12 months proof of payment via cancelled checks, bank debits or institutional VOM. A credit report cannot be used to evidence the housing payment history. This additional documentation was not located in file. An exception was not provided. - Due Diligence Vendor-XX/XX/XXXX	Lender acknowledged the missing documentation; however, lender is accepting due to the mortgage loan was paid in full due to sale of property. - 12/19/2025					Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXXX	XX	XXXX	XXXX	NA	XX	No	XXXXXX